Note 12 - Right-of-Use Assets and Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
Year ending December 31,	Amount
2022	$18,267
2023	18,267
2024	37,157
2025	13,376
2026 and thereafter	33,344
Total	$120,411
Less: Amount of interest (Leonidio and Kyparissia)	(3,568)
Total lease payments	$116,843
Less: Financing costs, net	(478)
Total lease payments, net	$116,365

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2020	December 31, 2021
Finance lease liabilities – current	$16,691	$16,858
Less: current portion of financing costs	(196)	(182)
Finance lease liabilities – non-current	116,844	99,985
Less: non-current portion of financing costs	(478)	(296)
Total	$132,861	$116,365